Vessels and drydock - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Write-off of deposits on scrubbers	$ 0	$ 0	$ 10,508